SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) (Parenthetical) - USD ($)					1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
		Oct. 23, 2025	May 15, 2025	May 31, 2020	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Mar. 25, 2024	Jun. 30, 2025	Dec. 31, 2016	Sep. 29, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 19, 2024	Apr. 23, 2024	Jan. 19, 2024	Dec. 31, 2023	Nov. 01, 2022	Dec. 31, 2019
Related Party Transaction [Line Items]
Land use right									$ 91,599,000				$ 119,636,000
Property and equipment	[1]								150,697,000				155,818,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																			6.50%
Principal amount converted									$ 25,840,000
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate									3.915%
Maturity date, description									November 1, 2022 to November 1, 2025.
Outstanding balance	[2]								$ 160,739,000				157,751,000
FAW Finance Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate				3.915%														5.0895%
Maturity date, description				2022 to 2025
Installment payments				$ 40,180,000
Land use right									57,910,000				58,940,000
Property and equipment									$ 18,040,000.00				19,290,000
FAW Jilin [Member]
Related Party Transaction [Line Items]
Interest rate														3.10%
Debt amount														$ 2,390,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate									4.90%
Maturity date, description									August 1, 2024
Outstanding balance	[3]								$ 3,871,000				3,799,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Installment payments										$ 1,160,000
Property and equipment									606,704,000				689,814,000
Borrowings									1,580,000				1,220,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Interest rate										4.90%
Outstanding balance										$ 4,620,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[4]								1,815,000				1,781,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate								6.50%				6.50%			10.00%	6.50%	10.00%
Proceeds from loans					$ 558,378		$ 558,378	$ 1,260,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate											6.50%
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Interest rate		6.50%
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | December 31, 2023 [Member]
Related Party Transaction [Line Items]
Proceeds from loans			$ 418,784,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | December 31, 2023 [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Proceeds from loans		$ 139,595,000
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance									$ 1,396,000				$ 1,369,000
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate						10.00%
Proceeds from loans						$ 1,400,000	$ 1,400,000
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate											6.00%

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$45.49 million and US$47.92 million as of June 30, 2025 and December 31, 2024, respectively.
[2]	During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40.18 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024.
[3]	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024. On August 13, 2025, Dezhou Jingtai applied to the court for the auction of the collateralized assets of Dezhou Yarui. The auction process began on August 25, 2025 and has not yet concluded as of September 29, 2025.
[4]	In August and October 2023, Shandong Baoya entered into two loans totaling US$558,378 with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10% and the due dates were on December 31, 2023 and April 23, 2024. As of September 29, 2025, the US$418,784 loan had its maturity extended to June 30, 2025 and the interest rate was decreased to 6.5%. The due date of the US$139,595 loan was extended to October 23, 2025, and the interest rate was decreased to 6.5%.